SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE LOSSES BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss for the year	$ (2,446,212)	$ (1,545,354)	$ (4,279,531)	$ (3,721,652)	$ (6,475,154)	$ (13,907,185)
Income tax (recovery) at statutory rate					(1,360,000)	(2,921,000)
State income tax expense, net of federal tax effect					(130,000)	(270,000)
Permanent difference and other					819,000	2,201,000
Change in valuation allowance					671,000	990,000
Income tax expense per books